Risk/Return Detail Data - FidelityAdvisorLimitedTermBondFund-AMCIZPRO	Oct. 29, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series II
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity Advisor® Limited Term Bond Fund Class A, Class M, Class C, Class I, and Class Z October 29, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	A Adjusted to reflect current fees.
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Fidelity Advisor Limited Term Bond Fund - Class A
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.15%	[1]
Total annual operating expenses	0.60%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.60%
1 year	$ 335
3 years	462
5 years	601
10 years	1,004
1 Year	335
3 Years	462
5 Years	601
10 Years	$ 1,004
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Fidelity Advisor Limited Term Bond Fund - Class C
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.18%	[1]
Total annual operating expenses	1.38%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	1.38%
1 year	$ 240
3 years	437
5 years	755
10 years	1,444
1 Year	140
3 Years	437
5 Years	755
10 Years	$ 1,444
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Fidelity Advisor Limited Term Bond Fund - Class M
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.15%	[1]
Total annual operating expenses	0.60%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.60%
1 year	$ 335
3 years	462
5 years	601
10 years	1,004
1 Year	335
3 Years	462
5 Years	601
10 Years	$ 1,004
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Fidelity Advisor Limited Term Bond Fund - Class I
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%	[1]
Total annual operating expenses	0.35%
Fee waiver and/or expense reimbursement	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.30%
1 year	$ 31
3 years	103
5 years	188
10 years	434
1 Year	31
3 Years	103
5 Years	188
10 Years	$ 434
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Fidelity Advisor Limited Term Bond Fund - Class Z
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
1 year	$ 26
3 years	80
5 years	141
10 years	318
1 Year	26
3 Years	80
5 Years	141
10 Years	$ 318

[1]	A Adjusted to reflect current fees.
[2]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.30% (the Expense Cap). If at any time during the current fiscal year expenses for Class I of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.